Expense Example - VIPValueStrategiesPortfolio-InitialServiceService2PRO - VIPValueStrategiesPortfolio-InitialServiceService2PRO - VIP Value Strategies Portfolio	Apr. 29, 2024 USD ($)
VIP Value Strategies Portfolio - Initial Class
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	750
VIP Value Strategies Portfolio - Service Class
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
VIP Value Strategies Portfolio - Service Class 2
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	$ 1,049